Warrants reserve (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Warrants Reserve
Number of stock options	41,970,074	41,970,074
Weighted average exercise price per share	$ 0.72	$ 0.72
Weighted average remaining contractual life	2 years 9 months 18 days	3 years 7 months 6 days